Consolidated Statement Of Operations (USD $)	12 Months Ended		34 Months Ended
	Apr. 30, 2013	Apr. 30, 2012	Apr. 30, 2013
Income Statement [Abstract]
Revenue	$ 4,267	$ 5,920	$ 14,844
Cost of Sales	1,061	2,290	6,420
Gross margin	3,206	3,630	8,424
Expenses:
Advertising and promotion	1,817	3,419	5,236
General and administrative expenses	43,488	57,802	117,230
Net loss	$ (42,099)	$ (57,591)	$ (114,042)
Basic and diluted net loss per common share	$ (0.01)	$ (0.01)
Weighted average number of common shares outstanding	4,011,600	4,011,600